Supplemental Guarantor/Non-Guarantor Financial Information (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Supplemental condensed consolidating statements of cash flows
Net cash provided by operating activities	$ 82,108	$ 33,752	$ 48,466
Investing activities:
Purchase of property, plant and equipment	(15,914)	(22,408)	(16,578)
Proceeds from sale of property, plant and equipment	2,383	227	124
Acquisition of Comfort Revolution	159
Advances to Comfort Revolution	(7,833)
Net cash used in investing activities	(21,205)	(22,181)	(13,589)
Financing activities:
Equity received upon exercise of stock including related excess tax benefits	104	630	714
Repurchase of common stock	(3,059)	(3,746)	(4,806)
Proceeds from issuance of long-term obligations	5,236	3,387	4,702
Repayments of long-term obligations	(11,446)	(4,619)	(15,068)
Repayment of senior secured notes	(36,050)	(10,300)	(36,050)
Borrowings under revolving credit facilities	29,000
Repayments of revolving credit facilities	(29,000)
Debt issuance costs	(908)	(147)
Other		(34)	(8)
Net cash used in financing activities	(46,123)	(14,829)	(50,516)
Effect of exchange rate changes on cash	5,399	1,978	(6,533)
Change in cash and equivalents	20,179	(1,280)	(22,172)
Cash and equivalents:
Beginning of period	107,975	109,255	131,427
End of period	128,154	107,975	109,255
Combined Guarantor Subsidiaries
Supplemental condensed consolidating statements of cash flows
Net cash provided by operating activities	54,424
Investing activities:
Purchase of property, plant and equipment	(12,446)
Proceeds from sale of property, plant and equipment	2,147
Advances to Comfort Revolution	(7,833)
Net activity in investment in and advances from (to) subsidiaries and affiliates	(13,285)
Net cash used in investing activities	(31,417)
Financing activities:
Equity received upon exercise of stock including related excess tax benefits	104
Repurchase of common stock	(3,059)
Repayments of long-term obligations	(1,259)
Repayment of senior secured notes	(36,050)
Borrowings under revolving credit facilities	29,000
Repayments of revolving credit facilities	(29,000)
Debt issuance costs	(908)
Net cash used in financing activities	(41,172)
Change in cash and equivalents	(18,615)
Cash and equivalents:
Beginning of period	60,948
End of period	42,783
Combined Non-Guarantor Subsidiaries
Supplemental condensed consolidating statements of cash flows
Net cash provided by operating activities	27,684
Investing activities:
Purchase of property, plant and equipment	(3,468)
Proceeds from sale of property, plant and equipment	236
Acquisition of Comfort Revolution	159
Net activity in investment in and advances from (to) subsidiaries and affiliates	13,285
Net cash used in investing activities	10,212
Financing activities:
Proceeds from issuance of long-term obligations	5,236
Repayments of long-term obligations	(10,187)
Net cash used in financing activities	(4,951)
Effect of exchange rate changes on cash	5,399
Change in cash and equivalents	38,344
Cash and equivalents:
Beginning of period	47,027
End of period	$ 85,371